T. ROWE PRICE Global Impact Equity Fund
January 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 2.0%
Common Stocks 2.0%
MercadoLibre (USD) (1) 255 490
Total Argentina (Cost $360) 490
BRAZIL 1.7%
Common Stocks 1.7%
NU Holdings, Class A (USD) (1) 31,519 417
Total Brazil (Cost $280) 417
CANADA 3.6%
Common Stocks 3.6%
Brookfield Renewable (USD)  9,535 254
Canadian National Railway (USD)  2,317 242
Shopify, Class A (1) 3,099 362
Total Canada (Cost $657) 858
CHINA 0.9%
Common Stocks 0.9%
Kanzhun, ADR (USD) (1) 14,318 206
Total China (Cost $218) 206
FRANCE 3.5%
Common Stocks 3.5%
Sartorius Stedim Biotech  759 175
Schneider Electric  1,318 334
SPIE  9,901 330
Total France (Cost $668) 839
GERMANY 2.7%
Common Stocks 1.5%
Infineon Technologies  11,172 368
368

T. ROWE PRICE Global Impact Equity Fund

Shares $ Value
(Cost and value in $000s)
Preferred Stocks 1.2%
Sartorius  992 286
286
Total Germany (Cost $681) 654
INDIA 3.8%
Common Stocks 3.8%
Astral  10,413 181
Axis Bank, GDR (USD)  4,199 237
Kotak Mahindra Bank  22,228 486
Total India (Cost $875) 904
INDONESIA 3.4%
Common Stocks 3.4%
Bank Central Asia  727,200 420
Bank Rakyat Indonesia Persero  1,497,100 387
Total Indonesia (Cost $839) 807
IRELAND 1.0%
Common Stocks 1.0%
TE Connectivity (USD)  1,607 238
Total Ireland (Cost $212) 238
JAPAN 4.4%
Common Stocks 4.4%
Chugai Pharmaceutical  7,200 310
Hamamatsu Photonics  25,600 316
Keyence  1,000 431
Total Japan (Cost $1,155) 1,057
NETHERLANDS 2.0%
Common Stocks 2.0%
ASML Holding  636 471
Total Netherlands (Cost $360) 471

T. ROWE PRICE Global Impact Equity Fund

Shares $ Value
(Cost and value in $000s)
SWITZERLAND 1.6%
Common Stocks 1.6%
Sonova Holding  1,122 391
Total Switzerland (Cost $365) 391
TAIWAN 2.2%
Common Stocks 2.2%
Chailease Holding  43,787 153
Delta Electronics  29,000 378
Total Taiwan (Cost $588) 531
UNITED KINGDOM 5.9%
Common Stocks 5.9%
AstraZeneca  3,579 502
National Grid  31,877 387
Prudential  45,455 378
Spirax Group  1,554 155
Total United Kingdom (Cost $1,344) 1,422
UNITED STATES 59.4%
Common Stocks 59.4%
Autodesk (1) 1,091 340
Bright Horizons Family Solutions (1) 2,453 301
Danaher  2,614 582
Deere  954 455
DocuSign (1) 1,867 181
Eli Lilly  1,005 815
First Solar (1) 1,450 243
Fortinet (1) 4,820 486
GoDaddy, Class A (1) 2,373 505
Hubbell  924 391
HubSpot (1) 513 400
IDEX  1,998 448
Ingersoll Rand  4,352 408
Intuit  705 424
Intuitive Surgical (1) 829 474
Linde  1,570 700

T. ROWE PRICE Global Impact Equity Fund

Shares $ Value
(Cost and value in $000s)
Monolithic Power Systems  248 158
MSA Safety  1,985 327
OneMain Holdings  7,197 400
Popular  4,740 488
Rockwell Automation  1,326 369
Roper Technologies  1,010 581
Stryker  1,246 487
Synopsys (1) 1,141 600
Tesla (1) 911 369
Thermo Fisher Scientific  1,038 620
Trane Technologies  603 219
Trex (1) 5,311 387
UnitedHealth Group  831 451
Veeva Systems, Class A (1) 1,461 341
Veralto  2,338 242
Vertiv Holdings, Class A  2,423 283
Waste Connections  2,635 484
Wolfspeed (1) 10,258 63
Xylem  1,970 244
Total United States (Cost $10,627) 14,266
VIETNAM 1.1%
Common Stocks 1.1%
Asia Commercial Bank  250,010 270
Total Vietnam (Cost $240) 270
SHORT-TERM INVESTMENTS 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Fund, 4.44% (2)(3) 393,119 393
Total Short-Term Investments (Cost $393) 393
Total Investments in Securities  100.8%
(Cost $19,862) $ 24,214
Other Assets Less Liabilities (0.8)% (182)
Net Assets 100.0% $ 24,032

T. ROWE PRICE Global Impact Equity Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
GDR Global Depositary Receipts
USD U.S. Dollar

T. ROWE PRICE Global Impact Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.44% $ —# $ — $ 3+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
1/31/25
T. Rowe Price Government
Reserve Fund, 4.44% $ 196  ¤  ¤ $ 393^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $3 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $393.

T. ROWE PRICE Global Impact Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Impact Equity Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Impact Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Global Impact Equity Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Impact Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F1399-054Q1 01/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 16,113 $ 7,422 $ — $ 23,535
Preferred Stocks — 286 — 286
Short-Term Investments 393 — — 393
Total $ 16,506 $ 7,708 $ — $ 24,214